Commitments and contingencies (Details 2) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2011 USD ($) rate vote debenture	Sep. 30, 2010 USD ($)	Sep. 30, 2011 BRL	Dec. 31, 2010 USD ($)	Sep. 30, 2011 Labor and social security claims USD ($)	Dec. 31, 2010 Labor and social security claims USD ($)	Sep. 30, 2011 Civil claims USD ($)	Dec. 31, 2010 Civil claims USD ($)	Sep. 30, 2011 Tax - related actions USD ($)	Dec. 31, 2010 Tax - related actions USD ($)	Sep. 30, 2011 Other Contingencies USD ($)	Dec. 31, 2010 Other Contingencies USD ($)
Commitments and Contingencies
Letters of credit and guarantees outstanding	$ 490			$ 490
Provision for contingencies and the related judicial deposits
Provision for contingencies	1,909			1,909			2,043	728	748	489	510	663	746	29	39
Judicial deposits	1,614			1,614			1,731	842	874	314	410	453	442	5	5
Contingencies settled	98	130	67	659	128
Recognized provision, Classified as other operating expenses	134	176	101	364	71
Loss contingency having no provision, estimate of possible loss	20,709			20,709			4,787
Number of debentures issued (in debentures)				388,559,056
Par value of debentures issued (in BRL cents per debenture)						0.01
Changes in the provisions for asset retirement obligations
Beginning of period	1,410	1,368	1,162	1,368	1,116
Accretion expense	29	30	21	100	79
Liabilities settled in the current period	(11)	(20)	(2)	(41)	(12)
Revisions in estimated cash flows	(3)	(10)	(11)	(76)	15
Cumulative translation adjustment	(152)	42	60	(78)	32
End of period	1,273	1,410	1,230	1,273	1,230
Current liabilities	54	56	79	54	79		75
Non-current liabilities	1,219	1,354	1,151	1,219	1,151		1,293
Total	$ 1,273	$ 1,410	$ 1,230	$ 1,273	$ 1,230